Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Registration rights penalty	$ 866,250	$ 728,750	$ 2,569,788
Obligation to U.S. Department of Energy			1,833,896
Accrued consulting fees	975,425	916,925	936,862
Due to Creditors Committee of the Ecotality Estate			1,035,965
Accrued host fees	1,117,208	873,544	680,080
Accrued professional, board and other fees	1,265,881	1,069,341	883,707
Accrued wages	194,369	187,779	322,651
Warranty payable	290,131	223,988	196,402
Accrued taxes payable	413,722	355,949	146,577
Warrants payable	295,106	77,761	63,533
Accrued issuable equity	737,895	324,894
Accrued interest expense	154,092	83,843	42,202
Dividend payable	365,300	293,200	20,800
Deferred rent			6,564
Other accrued expenses	70,264	10,750
Total	$ 6,745,643	$ 5,146,724	$ 8,739,027